Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Line Items]
Leasehold amortization expenses	$ 145,989
Depreciation expenses	52,808	$ 36,883	$ 31,957
Leasehold Improvements [Member]
Property and Equipment, Net [Line Items]
Leasehold improvement	$ 207,069